Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended			114 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2020
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.10		$ 0.09		$ 0.20		$ 0.18
Average number of shares eligible for dividend	448,616		445,928		448,381		445,597
Total dividends paid	$ 38,188	$ 44,815	$ 23,441	$ 40,074		$ 66,472		$ 1,168,000
Shares issued under the DRIP	107		378		$ 185		$ 762
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	44,861	$ 44,815	40,133	$ 40,074	90,000	$ 80,449	80,000
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	40,446		31,950		83,000		63,000
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 4,416		$ 8,183		$ 7,000		$ 17,000